Condensed Consolidating Financial Information - 2020 Notes - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues, net	$ 495,764	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 1,385,530	$ 1,454,273	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	250,989		258,951							709,912	730,686	1,032,893	929,227	870,372
Gross profit	244,775	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	675,618	723,587	980,346	1,023,834	967,248
Selling, general and administrative expense	216,579		225,788							660,042	680,213	916,144	895,949	832,066
Asset impairments	2,152		141							10,652	556	7,234	86,373	11,657
Operating (loss)/income	26,044		27,559							4,924	42,818	56,968	41,512	123,525
Interest expense, net	20,195		14,834							50,991	45,464	60,823	73,808	114,109
Foreign currency (gain)/loss	4,074		(2,242)							4,629	(4,701)	(1,669)	(111)	(5,917)
(Loss)/income before provision/(benefit) for income taxes	1,775		14,967							(50,696)	2,055	(2,186)	(32,185)	15,333
Provision/(benefit) for income taxes	(49)		2,508							10,322	14,913	7,557	(14,315)	23,433
Net (loss)/income	1,824		12,459							(61,018)	(12,858)	(9,743)	(17,870)	(6,270)
Net (income) loss attributable to non-controlling interest	247		151							(435)	(2,257)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	2,071	4,359	12,610	(5,120)	(22,605)	67,898	10,437	(83,325)	(16,268)	(61,453)	(15,115)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(2,140)		(28,120)							(10,753)	(49,151)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(69)		(15,510)							(72,206)	(64,266)	(40,471)	(18,813)	8,602
Senior Notes 2020 [Member] | Quiksilver, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	116		117							348	353
Cost of goods sold
Gross profit	116		117							348	353
Selling, general and administrative expense	11,426		13,533							39,154	43,318
Asset impairments
Operating (loss)/income	(11,310)		(13,416)							(38,806)	(42,965)
Interest expense, net	12,251		7,253							26,789	21,732
Foreign currency (gain)/loss	(91)		(185)							35	(298)
Equity in earnings	(25,541)		(33,094)							(4,599)	(49,284)
(Loss)/income before provision/(benefit) for income taxes	2,071		12,610							(61,031)	(15,115)
Provision/(benefit) for income taxes										422
Net (loss)/income	2,071		12,610							(61,453)	(15,115)
Net (income) loss attributable to non-controlling interest
Net (loss)/income attributable to Quiksilver, Inc	2,071		12,610							(61,453)	(15,115)
Other comprehensive income (loss)	(2,140)		(28,120)							(10,753)	(49,151)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(69)		(15,510)							(72,206)	(64,266)
Senior Notes 2020 [Member] | QS Wholesale, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	123,731		111,519							317,643	344,468
Cost of goods sold	73,392		66,365							191,351	212,651
Gross profit	50,339		45,154							126,292	131,817
Selling, general and administrative expense	30,817		38,731							102,946	112,420
Asset impairments										1,646
Operating (loss)/income	19,522		6,423							21,700	19,397
Interest expense, net	1,420		1,247							4,329	3,932
Foreign currency (gain)/loss	(63)		(8)							23	(132)
Equity in earnings	(331)		457							(1,018)	2,190
(Loss)/income before provision/(benefit) for income taxes	18,496		4,727							18,366	13,407
Provision/(benefit) for income taxes	(206)		513							(161)	945
Net (loss)/income	18,702		4,214							18,527	12,462
Net (income) loss attributable to non-controlling interest
Net (loss)/income attributable to Quiksilver, Inc	18,702		4,214							18,527	12,462
Other comprehensive income (loss)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	18,702		4,214							18,527	12,462
Senior Notes 2020 [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	164,367		180,380							387,084	406,531
Cost of goods sold	107,406		118,882							267,351	269,473
Gross profit	56,961		61,498							119,733	137,058
Selling, general and administrative expense	35,573		42,775							110,631	121,517
Asset impairments	925		141							5,602	556
Operating (loss)/income	20,463		18,582							3,500	14,985
Interest expense, net	(28)		(2)							(83)	(2)
Foreign currency (gain)/loss	(56)		30							221	163
(Loss)/income before provision/(benefit) for income taxes	20,547		18,554							3,362	14,824
Net (loss)/income	20,547		18,554							3,362	14,824
Net (income) loss attributable to non-controlling interest
Net (loss)/income attributable to Quiksilver, Inc	20,547		18,554							3,362	14,824
Comprehensive (loss)/income attributable to Quiksilver, Inc.	20,547		18,554							3,362	14,824
Senior Notes 2020 [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	287,539		285,858							874,994	919,474
Cost of goods sold	129,953		130,167							407,709	422,012
Gross profit	157,586		155,691							467,285	497,462
Selling, general and administrative expense	146,211		137,695							429,647	425,162
Asset impairments	1,227									3,404
Operating (loss)/income	10,148		17,996							34,234	72,300
Interest expense, net	6,552		6,336							19,956	19,802
Foreign currency (gain)/loss	4,284		(2,079)							4,350	(4,434)
(Loss)/income before provision/(benefit) for income taxes	(688)		13,739							9,928	56,932
Provision/(benefit) for income taxes	157		1,995							10,061	13,968
Net (loss)/income	(845)		11,744							(133)	42,964
Net (income) loss attributable to non-controlling interest	247		151							(435)	(2,257)
Net (loss)/income attributable to Quiksilver, Inc	(598)		11,895							(568)	40,707
Other comprehensive income (loss)	(2,140)		(28,120)							(10,753)	(49,151)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(2,738)		(16,225)							(11,321)	(8,444)
Senior Notes 2020 [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	(79,989)		(65,435)							(194,539)	(216,553)
Cost of goods sold	(59,762)		(56,463)							(156,499)	(173,450)
Gross profit	(20,227)		(8,972)							(38,040)	(43,103)
Selling, general and administrative expense	(7,448)		(6,946)							(22,336)	(22,204)
Operating (loss)/income	(12,779)		(2,026)							(15,704)	(20,899)
Equity in earnings	25,872		32,637							5,617	47,094
(Loss)/income before provision/(benefit) for income taxes	(38,651)		(34,663)							(21,321)	(67,993)
Net (loss)/income	(38,651)		(34,663)							(21,321)	(67,993)
Net (loss)/income attributable to Quiksilver, Inc	(38,651)		(34,663)							(21,321)	(67,993)
Other comprehensive income (loss)	2,140		28,120							10,753	49,151
Comprehensive (loss)/income attributable to Quiksilver, Inc.	$ (36,511)		$ (6,543)							$ (10,568)	$ (18,842)